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                   U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549


                                  FORM 24f-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

 ______________________________________________________________________________
 1. Name and address of issuer:

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                         SEPARATE ACCOUNT VL I
                            P.O. Box 2999
                        Hartford, CT 06104-2999

 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:



 ______________________________________________________________________________
 3. Investment Company Act File Number:

    Securities Act File Number: 33-61267

 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:

                            December 31, 1996

 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                            N/A                                          / /

 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                            N/A

_______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                            N/A

 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                            N/A

 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:

                            400,936  /  496,128
  _____________________________________________________________________________

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 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year:

                            400,936  /  496,128
 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                            N/A
 ______________________________________________________________________________

 12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during        $496,128
         the fiscal year in reliance on rule 24f-2          ___________________
         (from Item 10):
    (ii) Aggregate price of shares issued in connection     +
         with dividend reinvestment plans (from Item 11,    ___________________
         if applicable):
   (iii) Aggregate price of shares redeemed or repurchased  -  $40,760
         during the fiscal year (if applicable):            ___________________
    (iv) Aggregate price of shares redeemed or repurchased
         and previously applied as a reduction to filing    +
         fees pursuant to rule 24e-2 (if applicable):       ___________________
     (v) Net aggregate price of securities sold and issued
         during the fiscal year in reliance on rule 24f-2      $455,368
         line (i), plus line (ii), less line (iii), plus    ___________________
         line (iv) (if applicable):
    (vi) Multiplier prescribed by Section 8(b) of the       x   1/3300
         Securities Act of 1933 or other applicable law or ___________________ regulation (see instruction C.8):
   (vii) Fee due (line (i) or line (v) multiplied by        =  $137.99
         line (vi)):
                                                            ===================

 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
              THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.
_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                         /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                               February 21, 1997
_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)*   /s/ Greg Bubnash
                              ------------------------------------
                              Greg Bubnash
                              Assistant Director

  Date  February 10, 1997
        -----------------

*Please print the name and title of the signing officer below the signature.
_______________________________________________________________________________
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February 19, 1997

Hartford Life Insurance Company
P.O. Box 5085
Hartford, CT   06102-5085

RE: Rule 24f-2 Notice with respect to Securities Act of 1933 Registration Statements of ITT Hartford Life and Annuity Insurance Company -Separate Account VLI
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To Whom it May Concern:

I serve as counsel to ITT Hartford Life and Annuity Insurance Company and above referenced Separate Account. This Separate Account currently has two Registration Statements under the Securities Act of 1933 ("Securities Act") in effect were filed with the Securities and Exchange Commission to register units of interest issued to Contract Owners to evidence the investment of their Contract premium payments in shares of Hartford Bond Fund, Inc., Hartford Stock Fund, Inc., HVA Money Market Fund, Inc., Hartford Advisers Fund, Inc., Hartford Capital Appreciation Fund, Inc., Hartford Mortgage Securities Fund, Inc., Hartford Index Fund, Inc., Hartford International Opportunities Fund, Inc., and Hartford Dividend and Growth Fund, Inc. ("Hartford Funds"), Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation, Putnam VT Global Growth Fund, Putnam VT Growth and Income, Putnam VT High Yield Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, and Putnam VT Voyager Fund ("Putnam Funds"), Fidelity Variable Insurance Products Equity Income Fund, Inc., Fidelity Variable Insurance Products Overseas Fund, Inc., and Fidelity Variable Insurance Products II Asset Manager Fund, Inc. ("Fidelity Funds"). The units of interest represent undivided interests in the Hartford Funds, Putnam Funds and Fidelity Funds shares so acquired. The Securities Act Registration Statements that have been declared effective, recited the election of the Separate Account to register an indefinite number of units of interest pursuant to Rule 24f-2.

In acting as counsel, I have made an examination of law and examined such records and documents as I have deemed necessary to render the following opinion. It is my opinion that the units of interest issued between January 1, 1996 and December 31, 1996 were legally issued and the rights created thereby are fully enforceable.

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Page Two:  Rule 24f-2 Notice with respect to Securities Act of 1933 Registration
Statements of ITT Hartford Life and Annuity Insurance Company -Separate Account VLI
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I hereby consent to this Opinion accompanying the Form 24f-2 Notice to be filed by and on behalf of this Separate Account for 1996.

Very truly yours,

/S/  Marianne O'Doherty

Marianne O'Doherty
Associate Counsel